Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenue
Revenue	$ 278,287	$ 277,677
Third parties
Revenue
Revenue	277,489	276,950
Related parties
Revenue
Revenue	798	727
Invoiced Goods-Marketed Products
Revenue
Revenue	56,545	47,744
Invoiced Goods-Distribution
Revenue
Revenue	115,966	134,230
Services-Commercialization of Marketed Products
Revenue
Revenue	29,323	19,985
Services-Commercialization of Marketed Products | Third parties
Revenue
Revenue	29,323	19,985
License & Collaborations-Services
Revenue
Revenue	7,871	14,201
License & Collaborations-Services | Third parties
Revenue
Revenue	7,871	14,201
License & Collaborations-Royalties
Revenue
Revenue	35,566	31,310
License & Collaborations-Royalties | Third parties
Revenue
Revenue	35,566	31,310
License & Collaborations-Licensing
Revenue
Revenue	16,321	12,090
License & Collaborations-Licensing | Third parties
Revenue
Revenue	16,321	12,090
License & Collaborations-Manufacturing supply
Revenue
Revenue	16,695	18,117
Oncology/Immunology segment
Revenue
Revenue	162,321	143,447
Oncology/Immunology segment | Third parties
Revenue
Revenue	162,321	143,447
Oncology/Immunology segment | Invoiced Goods-Marketed Products
Revenue
Revenue	56,545	47,744
Oncology/Immunology segment | Services-Commercialization of Marketed Products
Revenue
Revenue	29,323	19,985
Oncology/Immunology segment | License & Collaborations-Services
Revenue
Revenue	7,871	14,201
Oncology/Immunology segment | License & Collaborations-Royalties
Revenue
Revenue	35,566	31,310
Oncology/Immunology segment | License & Collaborations-Licensing
Revenue
Revenue	16,321	12,090
Oncology/Immunology segment | License & Collaborations-Manufacturing supply
Revenue
Revenue	16,695	18,117
Other Ventures segment
Revenue
Revenue	115,966	134,230
Other Ventures segment | Third parties
Revenue
Revenue	115,168	133,503
Other Ventures segment | Related parties
Revenue
Revenue	798	727
Other Ventures segment | Invoiced Goods-Distribution
Revenue
Revenue	$ 115,966	$ 134,230